Employee Benefits	6 Months Ended
Jun. 30, 2025
Employee Benefits
Employee Benefits

25.Employee benefits

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Salaries	8,073	4,226	16,418	8,958
Social charges	758	459	1,619	1,091
Pension charges	128	164	299	220
Share-based payment	887	540	2,862	1,499
Other	180	147	352	321
Total employee benefits	10,026	5,536	21,550	12,089

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2025	2024	2025	2024
Selling, general and administrative expenses	6,326	2,293	13,270	4,876
Research & Development expenses	3,700	3,243	8,280	7,213
Total employee benefits	10,026	5,536	21,550	12,089

We refer to note 24 for more details on the increase in total employee benefits.